Share-based payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based payments
23
. Share-based payments

Charges for share-based incentive plans were as follows:

Continuing operations	2020 £m	2019 £m	2018 £m
Share-based payments	74.4	66.0	78.3

Share-based payments comprise charges for stock options and restricted stock awards to employees of the Group.

As of
31

December 2020
, there was £134.9 million
(2019
: £140.7 million) of total unrecognised compensation cost related to the Group’s restricted stock plans. That cost is expected to be recognised over an average period of one
 to
two years
.

Further information on stock options is provided in note
27
.

Restricted stock plans
The Group operates a number of equity-settled share incentive schemes, in most cases satisfied by the delivery of stock from one
 of the Group’s ESOP Trusts. The most significant current schemes are as follows:

Executive Performance Share Plan (EPSP)
This scheme is intended to reward and incentivise the most senior executives of the Group. The performance period is three
 or
five
 complete financial years, commencing with the financial year in which the award is granted. The vest date will usually be in the March following the end of the performance period. Vesting is conditional on continued employment throughout the vesting period.

The
2020
 EPSP awards are subject to
three
 equally weighted performance conditions:
three
-year average Return on Invested Capital (ROIC), cumulative Adjusted Free Cash Flow (AFCF), and relative Total Shareholder Return (TSR). Achieving the threshold performance requirement will result in a vesting opportunity of 20% for that element.
The vesting opportunity will increase on a straight line basis to
100% of the award for maximum performance.

The Compensation Committee has an overriding discretion to determine the extent to which the award will vest.

The
2019
 EPSP awards are subject to a relative TSR performance condition, with a ROIC underpin. TSR performance will be compared to companies representing the most relevant, listed global competitors, with performance below median resulting in zero
 vesting. Performance between median and upper decile provides for a vesting opportunity of between 15% and 100%. The awards will vest subject to a ROIC underpin of an average of 7.5% over the performance period. The Compensation Committee has an overriding discretion to determine the extent to which the award will vest.

For EPSP awards granted between
2013
 and
2018
 there are
three
 performance criteria, each constituting
one
-third
of the vesting value, and each measured over the performance period:
(i) TSR against a comparator group of companies. Threshold performance (equating to ranking in the
50
th percentile of the comparator group) will result in 20% vesting of the part of the award dependent on TSR. The maximum vest of
100
% will arise if performance ranks in the
90
th percentile, with a sliding scale of vesting for performance between threshold and maximum.
(ii) Headline diluted earnings per share. Threshold performance (7% compound annual growth) will again result in a
20
% vest. Maximum performance of 14% compound annual growth will give rise to a
100
% vest, with a sliding vesting scale for performance between threshold and maximum.
(iii) Return on equity (ROE). Average annual ROE defined as headline diluted EPS divided by the balance sheet value per share of shareholders’ equity. Threshold performance ranges between
10
-
14
%
average annual ROE and maximum performance ranges between
14
-
18
%
. Threshold again gives rise to a
20
% vest, 100% for maximum, with a sliding scale in between.

Performance Share Awards (PSA)
Conditional stock awards made under the PSA are dependent upon annual performance targets, typically based on one
 or more of: operating profit, profit before taxation and operating margin. Grants are made in the year following the year of performance measurement, and vest two years
after grant date provided the individual concerned is continually employed by the Group throughout this time.

Leaders, Partners and High Potential Group
This scheme makes annual conditional stock awards to approximately 1,600 key executives of the Group. Vesting is conditional on continued employment over the three-year
vesting period.

Valuation methodology
For all of these schemes, the valuation methodology is based upon fair value on grant date, which is determined by the market price on that date or the application of a Black-Scholes model, depending upon the characteristics of the scheme concerned. The assumptions underlying the Black-Scholes model are detailed in note
27
, including details of assumed dividend yields. Market price on any given day is obtained from external, publicly available sources.

Market/non-market
conditions
Most share-based plans are subject to
non-market
performance conditions, such as margin or growth targets, as well as continued employment. EPSP is subject to a number of performance conditions, including TSR, a market-based condition.

For schemes without market-based performance conditions, the valuation methodology above is applied and, at each year-end,
the relevant charge for each grant is revised, if appropriate, to take account of any changes in estimate of the likely number of shares expected to vest.

For schemes with market-based performance conditions, the probability of satisfying these conditions is assessed at grant date through a statistical model (such as the Monte Carlo model) and applied to the fair value. This initial valuation remains fixed throughout the life of the relevant plan, irrespective of the actual outcome in terms of performance. Where a lapse occurs due to cessation of employment, the cumulative charge taken to date is reversed.

Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2020 number m	Granted number m	Forfeited number m	Vested number m	Non-vested 31 December 2020 number m
Executive Performance Share Plan (EPSP)	8.8	6.5	(2.0)	(0.3)	13.0
Performance Share Awards (PSA)	2.6	3.3	(0.3)	(1.3)	4.3
Leaders, Partners and High Potential Group	9.3	4.9	(0.7)	(2.5)	11.0

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	1,198 p	742 p	1,336 p	1,481p	943p
Performance Share Awards (PSA)	1,081 p	546 p	787 p	1,136p	675p
Leaders, Partners and High Potential Group	974 p	719 p	879p	1,131p	831p

The total fair value of shares vested for all the Group’s restricted stock plans during the year ended
31

 December 2020
 was £71.6 million
(2019
: £90.8 million,
2018
: £107.2 million).